Inventories, net of inventory reserves (Tables)	12 Months Ended
Mar. 31, 2021
Inventory Disclosure [Abstract]
Summary of Inventories, Net of Inventory Reserves
Inventories, net of inventory reserves consist of the following
:

	As of March 31, 2020	As of March 31, 2021
	RMB	RMB
Products	62,249	90,913
Packaging materials and others	807	638

Total inventories, net of inventory reserves	63,056	91,551